Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business
The table below provides a breakdown of goodwill by business segment.

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2022
Goodwill	$6,973	$1,424	$8,433	$16,830
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$6,973	$1,424	$7,753	$16,150
Foreign currency translation	31	5	75	111
Balance at Dec. 31, 2023
Goodwill	7,004	1,429	8,508	16,941
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$7,004	$1,429	$7,828	$16,261

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2021	$7,062	1,435	$9,015	$17,512
Impairment loss	—	—	(680)	(680)
Dispositions	(13)	—	(434)	(447)
Foreign currency translation	(76)	(11)	(148)	(235)
Balance at Dec. 31, 2022
Goodwill	$6,973	$1,424	$8,433	$16,830
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$6,973	$1,424	$7,753	$16,150

Breakdown of Intangible Assets by Business
The table below provides a breakdown of intangible assets by business segment.

Intangible assets – net carrying amount by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2021	$230	$392	$1,520	$849	$2,991
Disposition	—	—	(1)	—	(1)
Amortization	(33)	(8)	(26)	—	(67)
Foreign currency translation	(4)	—	(18)	—	(22)
Balance at Dec. 31, 2022	$193	$384	$1,475	$849	$2,901
Amortization	(31)	(6)	(20)	—	(57)
Foreign currency translation	2	—	8	—	10
Balance at Dec. 31, 2023	$164	$378	$1,463	$849	$2,854

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2023				Dec. 31, 2022
(dollars in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer contracts—Securities Services	$731	$(567)	$164	10 years	$731	$(539)	$192
Customer contracts—Market and Wealth Services	280	(273)	7	3 years	280	(267)	13
Customer relationships—Investment and Wealth Management	553	(479)	74	8 years	553	(461)	92
Other	41	(12)	29	13 years	41	(9)	32
Total subject to amortization	1,605	(1,331)	274	10 years	1,605	(1,276)	329
Not subject to amortization: (b)
Tradenames	1,292	N/A	1,292	N/A	1,290	N/A	1,290
Customer relationships	1,288	N/A	1,288	N/A	1,282	N/A	1,282
Total not subject to amortization	2,580	N/A	2,580	N/A	2,572	N/A	2,572
Total intangible assets	$4,185	$(1,331)	$2,854	N/A	$4,177	$(1,276)	$2,901
(a)    Excludes fully amortized intangible assets.
(b)    Intangible assets not subject to amortization have an indefinite life.
N/A – Not applicable.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2024	$49
2025	43
2026	34
2027	28
2028	24